FAIR VALUE MEASUREMENTS - Roll-forward of the fair value of the warrant liability (Details) - JAWS Spitfire Acquisition Corporation - USD ($)	1 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value as of January 1, 2021	$ 43,147,500	$ 43,147,500
Change in fair value	0	(17,520,500)
Fair value as of June 30, 2021	$ 43,147,500	$ 0